SUBSEQUENT EVENTS (Details Narrative) - USD ($)										1 Months Ended			3 Months Ended		5 Months Ended	6 Months Ended			12 Months Ended
	Oct. 01, 2026	Aug. 20, 2026	Aug. 14, 2026	Jul. 01, 2026	May 08, 2026	Apr. 01, 2026	Jan. 23, 2026	Jan. 19, 2026	Dec. 15, 2025	Jan. 31, 2026	Nov. 30, 2025	Dec. 31, 2024	Mar. 31, 2026	Oct. 31, 2024	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 11, 2026	Jan. 20, 2026	Sep. 23, 2025	Oct. 22, 2021
Principal amount									$ 4,029,250
Conversion price per share									$ 2.00
Proceeds from convertible debt																$ 10,150,000	$ 1,350,000		$ 2,090,000	$ 2,000,000
Number of new stock issued									2,195,000		60,000	60,000		91,000	910,500			437,500
Common stock voting rights, description								provides for one vote per share of common stock								one vote per share			one vote per share
Common stock, shares authorized								100,000,000				100,000,000			100,000,000	500,000,000			100,000,000	100,000,000		500,000,000		100,000,000
Shares issued									1,775,000
Shares issued price per share									$ 2.00
Restricted Stock Units (RSUs) [Member]
Number of shares granted																9,062,500	0
Number of shares vested																4,062,500
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Number of shares granted							6,000,000
Number of shares vested	1,312,500			1,687,500		2,437,500	562,500
Number of shares vesting upon the achievement							187,500
Aggregate intrinsic value, vested	$ 750,000,000			$ 500,000,000		$ 250,000,000
Restricted Stock Units (RSUs) [Member] | Chief Operating Officer [Member]
Number of shares granted							4,000,000
Number of shares vested						1,625,000
Number of shares vesting upon the achievement							125,000
Aggregate intrinsic value, vested						$ 250,000,000
Common Stock [Member]
Conversion of shares related to notes																			1,775,000
Conversion of shares reated to accrued interest																			2,195,000
Number of new stock issued													406,670
Shares issued price per share													$ 3.00
Joint Venture Agreement [Member] | IdeaForge Technology Inc. [Member]
Shares issued																					5,000		5,000
Shares issued price per share																					$ 1.00		$ 1.00
Joint Venture Agreement [Member] | IdeaForge Technology Inc. [Member]
Outstanding equity interests																					50.00%
Senior Secured Convertible Promissory Note [Member]
Principal amount					$ 7,692,308					$ 102,000			$ 1,220,000
Conversion price per share										$ 1.00
Conversion of shares reated to accrued interest										102,000
Debt instrumen term					12 months
Subsequent Event [Member]
Number of new stock issued		887,472
One-time cash advisory fee		$ 250,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Number of shares vested	1,312,500			1,687,500
Aggregate intrinsic value, vested	$ 750,000,000			$ 500,000,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Chief Operating Officer [Member]
Number of shares vested	875,000			1,125,000
Aggregate intrinsic value, vested	$ 750,000,000			$ 500,000,000
Subsequent Event [Member] | Senior Secured Convertible Promissory Note [Member]
Principal amount		15,615,385
Accrued interest		$ 302,896
Conversion of shares		1,989,784
Conversion price per share		$ 8.00
Conversion of shares related to notes		1,951,922
Conversion of shares reated to accrued interest		37,862
Proceeds from convertible debt			$ 5,000,000
Subsequent Event [Member] | Senior Secured Convertible Promissory Note [Member] | Securities Purchase Agreement [Member]
Conversion of shares		961,539
Conversion price per share		$ 8.00